UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      December 31, 2004

Waddell & Reed Advisors Asset Strategy Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Proxy Voting Information
32	Quarterly Portfolio Schedule Information
33	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Waddell & Reed Advisors Asset Strategy Fund, Inc. prospectus and current Fund performance information.

President's Letter

      December 31, 2004

DEAR SHAREHOLDER:

Enclosed is our report on your Fund's operations for the six months ended December 31, 2004.

The last six months of 2004 saw an upswing in financial markets, as we shook off some of the concerns surrounding the U.S. presidential election and as the economy exhibited continued strength. Stocks saw solid returns for the six-month period, as the S&P 500 rose 7.19 percent and the Dow Jones Industrial Average returned 4.47 percent. Bonds also fared well, with the Lehman Brothers U.S. Credit Index returning 5.52 percent over the last six months.

The period overall had some conflicting influences. Rising energy prices, a declining dollar, the war in Iraq and early uncertainty regarding the election all weighed on the markets. On the other hand, Gross Domestic Product (GDP) rose 4.0 percent in the third calendar quarter of 2004, and current indications are that the fourth quarter saw a rise of between 3.0 and 3.5 percent. Corporate profits continued to rise, expanding in the neighborhood of 15 percent for the period.

The strengthening economy led to ongoing fears of accelerating inflation. The Federal Reserve moved to reduce the likelihood of this occurring by initiating a total of five small rate increases between June and mid-December. During the period, short-term rates rose from the historically low level of 1 percent up to 2.25 percent by year-end. The Fed has stated that it intends to continue considering "measured" rate increases over the next 12 months.

As we look toward 2005, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets. Generally, we believe that stocks remain somewhat undervalued.

Regardless of the time period or the short-term market influences, uncertainty remains a part of the investment environment. That is why we believe that adhering to the fundamental principles of investing is the best way to proceed. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential for meeting your financial goals.

Your financial advisor can help you with a more precise strategy for your individual situation, and work with you to develop and maintain a customized investment plan. We believe that focusing on your plan, despite the ongoing swings in the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

      ASSET STRATEGY FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAS, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2004	Beginning Account Value 6-30-04	Ending Account Value 12-31-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A
	$1,000	$1,133	1.35%	$7.24
Class B
	1,000	1,128	2.24	12.00
Class C
	1,000	1,128	2.19	11.76
Class Y
	1,000	1,137	0.93	5.01
Based on 5% Return(2)
Class A
	$1,000	$1,018	1.35%	$6.85
Class B
	1,000	1,014	2.24	11.36
Class C
	1,000	1,014	2.19	11.13
Class Y
	1,000	1,021	0.93	4.74

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Portfolio Highlights

On December 31, 2004, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $644,157,954 invested in a diversified portfolio of:

80.01%	Common Stocks
7.33%	Bullion
6.30%	Corporate Debt Securities
3.17%	Other Government Securities
2.35%	United States Government Securities
0.84%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts

As a shareholder of the Fund, for every $100 you had invested on December 31, 2004, your Fund owned:

Common Stocks	$80.01
Bullion	$7.33
Corporate Debt Securities	$6.30
Other Government Securities	$3.17
United States Government Securities	$2.35
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$0.84

As a shareholder of the Fund, for every $100 you had invested on December 31, 2004, your Fund owned:

Raw Materials Stocks	$17.13
Energy Stocks	$13.86
Multi-Industry Stocks	$10.71
Capital Goods Stocks	$7.56
Bullion	$7.33
Consumer Nondurables Stocks	$6.49
Corporate Debt Securities	$6.30
Utilities Stocks	$4.20
Miscellaneous Stocks	$3.97
Technology Stocks	$3.91
Shelter Stocks	$3.87
Financial Services Stocks	$3.76
Other Government Securities	$3.17
Retail Stocks	$2.53
United State Government Securities	$2.35
Health Care Stocks	$2.02
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$0.84

The Investments of Asset Strategy Fund

December 31, 2004
BULLION - 7.33%	Troy Ounces	Value

Gold	107,734	$47,235,930
(Cost: $39,831,454)

COMMON STOCKS	Shares

Air Transportation - 0.48%
BAA plc (A)	277,820	3,108,488

Aircraft - 1.23%
Lockheed Martin Corporation	27,231	1,512,682
United Technologies Corporation	62,000	6,407,700
		7,920,382
Aluminum - 2.26%
Alcan Inc.	163,700	8,027,848
Aluminum Corporation of China Limited, H Shares (A)	11,050,000	6,539,555
		14,567,403
Banks - 0.51%
Citigroup Inc.	68,100	3,281,058

Beverages - 0.76%
Adolph Coors Company, Class B	21,500	1,626,905
Molson Inc., Class A (A)	110,950	3,272,785
		4,899,690
Business Equipment and Services - 0.85%
Jacobs Engineering Group Inc.*	41,800	1,997,622
Mitsubishi Corporation (A)	269,600	3,475,154
		5,472,776
Capital Equipment - 3.28%
Caterpillar Inc.	127,600	12,442,276
Chicago Bridge & Iron Company N.V., NY Shares	60,048	2,401,920
Deere & Company	84,170	6,262,248
		21,106,444
Chemicals - Petroleum and Inorganic - 0.38%
LG Chem, Ltd. (A)	61,720	2,459,380

Coal - 2.51%
Peabody Energy Corporation (B)	199,600	16,149,636

Computers - Micro - 0.52%
Dell Inc.*	79,100	3,333,669

Construction Materials - 2.30%
Cemex, S.A. de C.V., ADR	407,223	14,826,989

Consumer Electronics - 0.95%
Matsushita Electric Industrial Co., Ltd. (A)	388,000	6,142,121

Cosmetics and Toiletries - 0.80%
Avon Products, Inc.	132,600	5,131,620

Electronic Components - 2.16%
Samsung Electronics Co., Ltd. (A)	31,935	13,897,525

Finance Companies - 1.69%
Rio Tinto plc (A)	370,010	10,867,470

Food and Related - 4.43%
Archer Daniels Midland Company	603,200	13,457,392
Bunge Limited	209,127	11,922,330
J.M. Smucker Company (The)	67,100	3,158,397
		28,538,119
Forest and Paper Products - 1.75%
Aracruz Celulose S.A., ADR	121,600	4,584,320
Weyerhaeuser Company	100,000	6,722,000
		11,306,320
Gold and Precious Metals - 6.28%
Agnico-Eagle Mines Limited	167,900	2,308,625
Barrick Gold Corporation	628,800	15,229,536
Compania de Minas Buenaventura S.A.A., ADR	29,000	664,100
Eldorado Gold Corporation (A)*	200,300	591,175
Placer Dome Inc.	652,100	12,298,606
Yanzhou Coal Mining Company Limited, Class H (A)*	6,542,000	9,342,468
		40,434,510
Health Care - Drugs - 1.29%
Gilead Sciences, Inc.*	55,200	1,931,724
Pfizer Inc.	236,400	6,356,796
		8,288,520
Health Care - General - 0.73%
Boston Scientific Corporation*	88,300	3,139,065
Schein (Henry), Inc.*	22,500	1,566,675
		4,705,740
Household - General Products - 0.50%
Colgate-Palmolive Company	62,600	3,202,616

Mining - 8.21%
Alumina Limited (A)	1,307,845	6,060,284
BHP Billiton Plc (A)	834,100	9,981,453
Freeport-McMoRan Copper & Gold Inc., Class B*	481,859	18,421,470
Inco Limited*	107,800	3,964,884
Newmont Mining Corporation	288,100	12,794,521
Phelps Dodge Corporation	16,900	1,671,748
		52,894,360
Motor Vehicle Parts - 0.42%
Denway Motors Limited (A)	7,614,000	2,718,341

Motor Vehicles - 0.49%
Toyota Motor Corporation (A)	78,200	3,174,746

Multiple Industry - 10.71%
Bucyrus International, Inc., Class A	112,700	4,567,167
Companhia Vale do Rio Doce, ADR	752,800	21,838,728
Foundation Coal Holdings, Inc.*	69,700	1,607,282
General Electric Company	420,900	15,362,850
Gerdau Ameristeel Corporation*	1,869,670	12,638,969
Hutchison Whampoa Limited, Ordinary Shares (A)	1,386,000	12,972,519
		68,987,515
Non-Residential Construction - 1.98%
Fluor Corporation	93,033	5,071,229
Hyundai Heavy Industries Co., Ltd. (A)	230,275	7,663,228
		12,734,457
Petroleum - International - 7.51%
Anadarko Petroleum Corporation	185,400	12,015,774
BP p.l.c., ADR	148,400	8,666,560
Burlington Resources Inc. (B)	259,300	11,279,550
Exxon Mobil Corporation	320,800	16,444,208
		48,406,092
Petroleum - Services - 3.84%
Baker Hughes Incorporated	145,600	6,212,752
Schlumberger Limited	172,300	11,535,485
Transocean Inc.*	165,200	7,002,828
		24,751,065
Railroad - 0.78%
Norfolk Southern Corporation	139,100	5,034,029

Real Estate Investment Trust - 2.12%
Keppel Land Limited (A)	2,345,000	3,232,006
Mitsubishi Estate Co., Ltd. (A)	322,000	3,761,865
Mitsui Fudosan Co., Ltd. (A)	548,000	6,642,263
		13,636,134
Restaurants - 0.50%
Panera Bread Company, Class A*	79,753	3,213,647

Retail - Food Stores - 0.75%
CVS Corporation	106,600	4,804,462

Retail - General Merchandise - 0.99%
Wal-Mart Stores, Inc.	120,200	6,348,964

Retail - Specialty Stores - 0.29%
Best Buy Co., Inc.	31,690	1,883,020

Securities and Commodity Brokers - 1.56%
Chicago Mercantile Exchange Holdings Inc. (B)	44,000	10,062,800

Utilities - Electric - 3.13%
Dominion Resources, Inc.	129,200	8,752,008
Exelon Corporation	73,000	3,217,110
Huaneng Power International, Inc., H Shares (A)	6,126,000	4,571,230
Veolia Environment (A)	101,350	3,653,029
		20,193,377
Utilities - Telephone - 1.07%
Sprint Corporation	141,900	3,526,215
Vodafone Group Plc, ADR	123,900	3,392,382
		6,918,597

TOTAL COMMON STOCKS - 80.01%		$515,402,082

(Cost: $424,277,141)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.09%
Raytheon Company,
6.5%, 7-15-05	$540	549,647

Banks - 0.08%
Norwest Financial, Inc.,
7.6%, 5-3-05	537	545,464

Capital Equipment - 0.42%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	2,600	2,678,627

Computers - Peripherals - 0.19%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C) (D)	1,950	1,243,125

Construction Materials - 0.92%
Hanson Overseas B.V.,
6.75%, 9-15-05	3,100	3,173,647
Interface, Inc.:
7.3%, 4-1-08	1,320	1,349,700
9.5%, 2-1-14	1,280	1,395,200
		5,918,547
Finance Companies - 0.19%
SLM Corporation,
4.0%, 7-25-14	1,200	1,195,704

Food and Related - 0.56%
Sara Lee Corporation,
6.45%, 9-26-05	3,500	3,576,993

Forest and Paper Products - 0.26%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	1,625	1,661,563

Furniture and Furnishings - 0.10%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	650	652,605

Mining - 0.61%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	3,900	3,946,461

Multiple Industry - 0.75%
Hutchison Whampoa International (03/33) Limited,
6.25%, 1-24-14 (C)	1,320	1,390,093
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	2,000	1,995,972
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	1,325	1,447,562
		4,833,627
Publishing - 0.12%
Pearson Inc.,
7.375%, 9-15-06 (C)	750	797,201

Retail - Specialty Stores - 0.08%
Lowe's Companies, Inc.,
7.5%, 12-15-05	500	520,543

Utilities - Electric - 1.13%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,000	2,047,484
Scana Corporation,
2.74%, 11-15-06	5,250	5,261,592
		7,309,076
Utilities - Gas and Pipeline - 0.18%
Wisconsin Gas Company,
6.375%, 11-1-05	1,135	1,164,400

Utilities - Telephone - 0.62%
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (C)	2,300	2,415,000
Verizon Global Funding Corp. and Verizon Communications Inc.,
6.75%, 12-1-05	1,500	1,548,543
		3,963,543

TOTAL CORPORATE DEBT SECURITIES - 6.30%		$40,557,126

(Cost: $40,056,191)

OTHER GOVERNMENT SECURITIES

Japan - 2.82%
Japanese Government 15 Year Floating Rate Bond,
1.03%, 1-20-18 (E)	JPY1,800,000	18,146,327

South Korea - 0.35%
Korea Development Bank (The),
2.43%, 10-29-06	$2,300	2,292,730

TOTAL OTHER GOVERNMENT SECURITIES - 3.17%		$20,439,057

(Cost: $19,025,164)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 1.58%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, Interest Only:
5.5%, 7-15-19	8,613	548,098
5.0%, 2-15-20	5,643	545,592
5.0%, 6-15-22	7,224	541,433
5.0%, 7-15-22	25,045	2,024,214
5.5%, 8-15-22	7,898	915,199
5.5%, 12-15-22	2,744	323,224
5.0%, 1-15-23	4,928	420,534
5.5%, 9-15-23	9,066	829,704
5.5%, 10-15-23	19,087	1,758,930
5.5%, 11-15-23	8,801	1,326,757
Federal National Mortgage Association Agency REMIC/CMO, Interest Only,
5.5%, 11-25-25	8,700	901,319
		10,135,004
Treasury Obligation - 0.77%
United States Treasury Note,
1.125%, 6-30-05	5,000	4,966,405

TOTAL UNITED STATES GOVERNMENT SECURITIES - 2.35%		$15,101,409

(Cost: $14,781,396)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.37%)	Face Amount in Thousands

Australian Dollar, 5-19-05 (E)	AUD17,500	(1,776,297)
Australian Dollar, 5-19-05 (E)	17,500	106,087
Euro, 1-31-05 (E)	EUR13,900	(2,276,162)
Euro, 1-31-05 (E)	13,900	1,935,769
Japanese Yen, 1-31-05 (E)	JPY1,833,625	(989,455)
Japanese Yen, 1-31-05 (E)	1,833,625	617,828
		$(2,382,230)

TOTAL SHORT-TERM SECURITIES - 3.25%		$20,950,104

(Cost: $20,950,104)

TOTAL INVESTMENT SECURITIES - 102.04%		$657,303,478

(Cost: $558,921,450)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.04%)		(13,145,524)

NET ASSETS - 100.00%		$644,157,954

Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	As of December 31, 2004, a portion of these securities were used as cover for the following written call options:
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Burlington Resources Inc.	520	February/47.5	$24,179	$26,000
	Chicago Mercantile Exchange Holdings Inc.	85	February/250	24,395	39,100
	Peabody Energy Corporation	425	February/90	$60,180	$61,625

				$108,754	$126,725

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $13,918,069 or 2.16% of net assets.
(D)	The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, EUR - Euro, JPY - Japanese Yen).
	See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
	See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
ASSET STRATEGY FUND
December 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $519,090)	$610,067
Bullion (cost - $39,831)	47,236

657,303
Cash	2
Receivables:
Dividends and interest	1,747
Fund shares sold	1,429
Investment securities sold	712
Prepaid and other assets	45

Total assets	661,238

LIABILITIES
Payable for investment securities purchased	15,201
Payable to Fund shareholders	1,341
Accrued shareholder servicing (Note 2)	205
Outstanding written options - at value (premium received - $109) (Note 6)	127
Accrued service fee (Note 2)	111
Accrued accounting and administrative services fees (Note 2)	14
Accrued management fee (Note 2)	12
Accrued distribution fee (Note 2)	5
Other	64

Total liabilities	17,080

Total net assets	$644,158

NET ASSETS
$0.01 par value capital stock:
Capital stock	$849
Additional paid-in capital	541,100
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(130)
Accumulated undistributed net realized gain on investment transactions	3,966
Net unrealized appreciation in value of securities	100,764
Net unrealized depreciation in value of forward currency contracts	(2,382)
Net unrealized depreciation in value of written options	(18)
Net unrealized appreciation in value of foreign currency exchange	9

Net assets applicable to outstanding units of capital	$644,158

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.58
Class B	$7.58
Class C	$7.58
Class Y	$7.59
Capital shares outstanding:
Class A	72,409
Class B	9,160
Class C	3,036
Class Y	340
Capital shares authorized	1,000,000

See Notes to Financial Statements.

Statement of Operations
ASSET STRATEGY FUND
For the Six Months Ended December 31, 2004
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $221)	$3,429
Interest and amortization	2,050

Total income	5,479

Expenses (Note 2):
Investment management fee	2,041
Shareholder servicing:
Class A	749
Class B	140
Class C	41
Class Y	2
Service fee:
Class A	602
Class B	80
Class C	26
Distribution fee:
Class A	19
Class B	240
Class C	79
Custodian fees	80
Accounting and administrative services fees	79
Legal fees	15
Audit fees	14
Other	93

Total expenses	4,300

Net investment income	1,179

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	5,676
Realized net loss on futures contracts	(630)
Realized net loss on written options	(407)
Realized net loss on purchased options	(391)
Realized net loss on foreign currency transactions	(40)

Realized net gain on investments	4,208

Unrealized appreciation in value of securities during the period	70,774
Unrealized depreciation in value of foreign currency during the period	(2)
Unrealized depreciation in value of written options during the period	(18)
Unrealized depreciation in value of forward currency contracts during the period	(1,819)

Unrealized appreciation in value of investments during the period	68,935

Net gain on investments	73,143

Net increase in net assets resulting from operations	$74,322

See Notes to Financial Statements.

Statement of Changes in Net Assets
ASSET STRATEGY FUND
(In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2004	2004

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,179	$2,667
Realized net gain on investments	4,208	17,002
Unrealized appreciation	68,935	17,850

Net increase in net assets resulting from operations	74,322	37,519

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(3,012)	(4,708)
Class B	(99)	(36)
Class C	(35)	(27)
Class Y	(19)	(29)
Realized gains on investment transactions:
Class A	(6,998)	-
Class B	(890)	-
Class C	(295)	-
Class Y	(32)	-

	(11,380)	(4,800)

Capital share transactions (Note 5)	25,602	9,650

Total increase	88,544	42,369
NET ASSETS
Beginning of period	555,614	513,245

End of period	$644,158	$555,614

Undistributed net investment income (loss)	$(130)	$1,896

(1) See "Financial Highlights" on pages 20 - 23.

See Notes to Financial Statements.

Financial Highlights
ASSET STRATEGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the fiscal period ended		For the fiscal year ended September 30,
	12-31-04		2004	2003	2002	6-30-01		2000	1999

Net asset value, beginning of period	$6.82		$6.41	$6.27	$6.34	$7.53		$5.82	$5.78

Income (loss) from investment operations:
Net investment income	0.02		0.04	0.07	0.11	0.11		0.04	0.09
Net realized and unrealized gain (loss) on investments	0.88		0.44	0.14	(0.06)	(0.44)		1.88	0.29

Total from investment operations	0.90		0.48	0.21	0.05	(0.33)		1.92	0.38

Less distributions:
From net investment income	(0.04)		(0.07)	(0.07)	(0.12)	(0.11)		(0.03)	(0.10)
From capital gains	(0.10)		(0.00)	(0.00)	(0.00)	(0.69)		(0.18)	(0.24)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)		(0.00)	(0.00)

Total distributions	(0.14)		(0.07)	(0.07)	(0.12)	(0.86)		(0.21)	(0.34)

Net asset value, end of period	$7.58		$6.82	$6.41	$6.27	$6.34		$7.53	$5.82

Total return(1)	13.30%		7.49%	3.30%	0.86%	-4.92%		33.87%	6.90%
Net assets, end of period (in millions)	$549		$472	$438	$235	$143		$89	$48
Ratio of expenses to average net assets	1.35	%(2)	1.37%	1.36%	1.41%	1.42	%(2)	1.55%	1.90%
Ratio of net investment income to average net assets	0.53	%(2)	0.62%	1.13%	1.84%	2.45	%(2)	0.74%	1.55%
Portfolio turnover rate	40%		206%	122%	167%	115%		174%	177%

(1)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)	Annualized.

See Notes to Financial Statements.

Financial Highlights
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 10-6-99(1) through
12-31-04	2004	2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$6.82	$6.40	$6.27	$6.34	$7.50	$5.89

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	0.01	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.88	0.44	0.13	(0.06)	(0.42)	1.79

Total from investment operations	0.87	0.42	0.14	0.00	(0.36)	1.80

Less distributions:
From net investment income	(0.01)	(0.00	)*	(0.01)	(0.07)	(0.05)	(0.01)
From capital gains	(0.10)	(0.00)	(0.00)	(0.00)	(0.69)	(0.18)
In excess of capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.06)	(0.00)

Total distributions	(0.11)	(0.00)	(0.01)	(0.07)	(0.80)	(0.19)

Net asset value, end of period	$7.58	$6.82	$6.40	$6.27	$6.34	$7.50

Total return	12.80%	6.63%	2.25%	0.00%	-5.38%	31.71%
Net assets, end of period (in millions)	$69	$62	$55	$33	$19	$7
Ratio of expenses to average net assets	2.24	%(2)	2.27%	2.26%	2.27%	2.26	%(2)	2.29	%(2)
Ratio of net investment income (loss) to average net assets	-0.36	%(2)	-0.28%	0.23%	0.98%	1.63	%(2)	0.22	%(2)
Portfolio turnover rate	40%	206%	122%	167%	115%	174	%(3)

*Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
ASSET STRATEGY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the fiscal period ended		For the period from 10-5-99(1) through
	12-31-04		2004	2003	2002	6-30-01		9-30-00

Net asset value, beginning of period	$6.82		$6.40	$6.27	$6.34	$7.51		$5.86

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	0.01	0.06	0.07		0.01
Net realized and unrealized gain (loss) on investments	0.88		0.44	0.13	(0.06)	(0.43)		1.83

Total from investment operations	0.87		0.43	0.14	0.00	(0.36)		1.84

Less distributions:
From net investment income	(0.01)		(0.01)	(0.01)	(0.07)	(0.06)		(0.01)
From capital gains	(0.10)		(0.00)	(0.00)	(0.00)	(0.69)		(0.18)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)		(0.00)

Total distributions	(0.11)		(0.01)	(0.01)	(0.07)	(0.81)		(0.19)

Net asset value, end of period	$7.58		$6.82	$6.40	$6.27	$6.34		$7.51

Total return	12.81%		6.71%	2.30%	0.00%	-5.44%		32.47%
Net assets, end of period (in millions)	$23		$20	$18	$10	$5		$2
Ratio of expenses to average net assets	2.19	%(2)	2.22%	2.18%	2.26%	2.26	%(2)	2.25	%(2)
Ratio of net investment income (loss) to average net assets	-0.31	%(2)	-0.23%	0.31%	0.98%	1.62	%(2)	0.30	%(2)
Portfolio turnover rate	40%		206%	122%	167%	115%		174	%(3)

*Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the fiscal period ended		For the fiscal year ended September 30,
	12-31-04		2004	2003	2002	6-30-01		2000	1999

Net asset value, beginning of period	$6.82		$6.41	$6.27	$6.34	$7.53		$5.83	$5.78

Income (loss) from investment operations:
Net investment income	0.04		0.07	0.09	0.13	0.14		0.08	0.12
Net realized and unrealized gain (loss) on investments	0.89		0.44	0.14	(0.05)	(0.45)		1.86	0.28

Total from investment operations	0.93		0.51	0.23	0.08	(0.31)		1.94	0.40

Less distributions:
From net investment income	(0.06)		(0.10)	(0.09)	(0.15)	(0.13)		(0.06)	(0.11)
From capital gains	(0.10)		(0.00)	(0.00)	(0.00)	(0.69)		(0.18)	(0.24)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)		(0.00)	(0.00)

Total distributions	(0.16)		(0.10)	(0.09)	(0.15)	(0.88)		(0.24)	(0.35)

Net asset value, end of period	$7.59		$6.82	$6.41	$6.27	$6.34		$7.53	$5.83

Total return	13.68%		7.92%	3.69%	1.27%	-4.61%		34.21%	7.35%
Net assets, end of period (in thousands)	$2,579	$2,194		$2,040	$1,688	$698		$474	$284
Ratio of expenses to average net assets	0.93	%(1)	0.97%	0.96%	0.99%	1.02	%(1)	1.26%	1.49%
Ratio of net investment income to average net assets	0.95	%(1)	1.03%	1.49%	2.23%	2.84	%(1)	1.16%	1.96%
Portfolio turnover rate	40%		206%	122%	167%	115%		174%	177%

(1)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

      December 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post- October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,257,217. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the period ended December 31, 2004, W&R received $1, $57,162 and $3,645 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $831,818 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $10,155, which are included in other expenses.

Effective November 2003, the Fund paid Frederick Vogel III special compensation for his service as lead independent director. For the six months ended December 31, 2004, that amount was $280.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $288,032,897, while proceeds from maturities and sales aggregated $196,885,286. Purchases of options aggregated $1,099,832, while proceeds from sales of options aggregated $708,480. Purchases of short-term securities and U.S. Government obligations aggregated $1,189,802,417 and $1,413,646, respectively. Proceeds from maturities and sales of short-term securities aggregated $1,250,092,276. Purchases of gold bullion aggregated $4,368,491, while proceeds from sales aggregated $8,125,200. No U.S. Government obligations were sold during the period ended December 31, 2004.

For Federal income tax purposes, cost of investments owned at December 31, 2004 was $557,396,170, resulting in net unrealized appreciation of $99,907,308, of which $104,540,453 related to appreciated securities and $4,633,145 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2004 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$6,442,121
Distributed ordinary income	4,799,649
Undistributed ordinary income*	2,262,087

Realized long-term capital gains	7,855,442
Distributed long-term capital gains	-
Undistributed long-term capital gains*	7,855,442

Capital loss carryover	-

Post-October losses deferred	-

*This entire amount was distributed prior to December 31, 2004.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

United Gold & Government Fund, Inc. ("UGG"), one of the mutual funds managed by WRIMCO, was merged into the Fund as of June 30, 1999. At the time of the merger UGG had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $489,523 for the periods ending June 30, 2005 and June 30, 2006 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 12-31-04	For the fiscal year ended 6-30-04

Shares issued from sale of shares:
Class A	8,711	19,516
Class B	744	2,413
Class C	420	1,215
Class Y	26	89
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,354	693
Class B	134	5
Class C	44	4
Class Y	7	4
Shares redeemed:
Class A	(6,834)	(19,434)
Class B	(746)	(1,953)
Class C	(382)	(1,071)
Class Y	(15)	(90)

Increase in outstanding capital shares	3,463	1,391

Value issued from sale of shares:
Class A	$61,942	$130,352
Class B	5,249	16,032
Class C	3,006	8,114
Class Y	190	595
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	9,928	4,664
Class B	987	36
Class C	328	26
Class Y	51	29
Value redeemed:
Class A	(48,036)	(129,480)
Class B	(5,235)	(13,018)
Class C	(2,703)	(7,108)
Class Y	(105)	(592)

Increase in outstanding capital	$25,602	$9,650

NOTE 6 - Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in written call options were as follows:

	Number of Contracts	Premium Received
Outstanding at June 30, 2004	-	$-
Options written	3,299	269,146
Options terminated in closing purchase transactions	(2,269)	(160,392)
Options exercised	-	-
Options expired	-	-

Outstanding at December 31, 2004	1,030	$108,754

NOTE 7 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contract, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of December 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 14, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Asset Strategy Fund, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL or (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on Form N-PX through the Fund's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

Beginning with the quarter ending September 30, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. Form N-Q may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Fund's website at http://www.waddell.com.

To all traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. We will not withhold taxes unless you make a written election to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
      Waddell & Reed Advisors Global Bond Fund
      Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
     Waddell & Reed Advisors Accumulative Fund
     Waddell & Reed Advisors Core Investment Fund
     Waddell & Reed Advisors Dividend Income Fund
     Waddell & Reed Advisors New Concepts Fund
     Waddell & Reed Advisors Small Cap Fund
     Waddell & Reed Advisors Tax-Managed Equity Fund
     Waddell & Reed Advisors Value Fund
     Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
     Waddell & Reed Advisors Bond Fund
     Waddell & Reed Advisors Government Securities Fund
     Waddell & Reed Advisors High Income Fund
     Waddell & Reed Advisors Limited-Term Bond Fund
     Waddell & Reed Advisors Municipal Bond Fund
     Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
     Waddell & Reed Advisors Cash Management

Specialty Funds
     Waddell & Reed Advisors Asset Strategy Fund
     Waddell & Reed Advisors Continental Income Fund
     Waddell & Reed Advisors Retirement Shares
     Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1017SA (12-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date March 9, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 9, 2005